Cover	12 Months Ended
Apr. 24, 2026
Document Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	MiniMed Group, Inc.
Entity Central Index Key	0002062583